CERTAIN BALANCE SHEET COMPONENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of inventory

	September 30,	December 31,
	2025	2024
Raw materials	$5,924	$6,319
Work in process	2,280	2,764
Finished goods	1,402	1,443
	$9,606	$10,526

Allowance for excess and obsolete inventory	(3,054)	(2,411)
Inventory, net	$6,552	$8,115

	December 31, 2024	December 31, 2023
Raw materials	$6,319	$6,287
Work in process	2,764	1,093
Finished goods	1,443	1,704
	$10,526	$9,084

Allowance for excess and obsolete inventory	(2,411)	(2,191)
Inventory, net	$8,115	$6,893

Schedule of property, plant and equipment

	September 30,	December 31,
	2025	2024
Equipment	$643	$643
Furniture and fixtures	6	6
Leasehold improvements	101	101
Total cost	750	750

Less: accumulated depreciation	(581)	(523)
Property and equipment, net	$169	$227

	December 31, 2024	December 31, 2023
Equipment	$643	$717
Furniture and fixtures	6	6
Leasehold improvements	101	101
Total cost	750	824

Less: accumulated depreciation	(523)	(459)
Property and equipment, net	$227	$365

Schedule of finite-lived intangible assets

	As of September 30, 2025
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Value
Developed Technology	$760	$(254)	$506
Trade Name	120	(95)	25
Total	$880	$(349)	$531

	As of December 31, 2024
	Gross		Net
	Carrying	Accumulated	Carrying
	Amount	Amortization	Value
Developed Technology	$760	$(206)	$554
Trade Name	120	(78)	42
Total	$880	$(284)	$596

	As of December 31, 2024
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(206)	$554
Trade Name	120	(78)	42
Total	$880	$(284)	$596

	As of December 31, 2023
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
Developed Technology	$760	$(142)	$618
Trade Name	120	(54)	66
Total	$880	$(196)	$684

Schedule of finite-lived intangible assets, future amortization expense

September 30,
2025
2025 (three months remaining)	$22
2026	82
2027	64
2028	63
2029	63
Thereafter	237
Total	$531

December 31, 2024
2025	$87
2026	82
2027	64
2028	63
2029	63
Thereafter	237
Total	$596

Schedule of accounts payable and accrued liabilities

	September 30,	December 31,
	2025	2024
Accrued compensation	$1,077	$941
Accrued clinical and manufacturing expenses	685	617
Accrued professional and consulting services	49	51
Other liabilities, current portion	6	493
Total other accrued liabilities, current portion	1,817	2,102
Other liabilities, noncurrent portion	-	-
Total current and noncurrent other accrued liabilities	$1,817	$2,102

	December 31, 2024	December 31, 2023
Accrued compensation	$941	$770
Accrued clinical and manufacturing expenses	617	458
Accrued professional and consulting services	51	470
Other liabilities, current portion	493	64
Total other accrued liabilities, current portion	2,102	1,762
Other liabilities, noncurrent portion	-	670
Total current and noncurrent other accrued liabilities	$2,102	$2,432